Summary of Plan Includes Stock Options and Restricted Stock Units (Detail) - Stock Option And Restricted Stock Unit Plans - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	1,687,000	3,566,000	5,336,000
Authorized	20,000,000
Restricted stock units granted	(2,000,000)	(1,923,000)	(1,893,000)
Option and restricted stock units forfeited	175,000	44,000	123,000
Available for grant at ending balance	19,862,000	1,687,000	3,566,000